Share Based Payments - Options (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Payments - Options [Abstract]
Schedule of option activity
	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value $
Outstanding, January 1, 2016	538,333	$3.27
Granted - 2016	680,000	$3.27
Exercised - 2016	(161,666)	$2.67
Expired – 2016	(16,667)	$3.24
Outstanding, December 31, 2016	1,040,000	$3.36	3.6
Granted – 2017	480,417	$2.88
Exercised – 2017	(43,333)	$3.81
Expired – 2017	(108,334)	$4.02
Outstanding, December 31, 2017	1,368,750	$3.12	3.2	$2,173,700
Exercisable, December 31, 2017	630,417	$3.06	2.9	$1,035,900

Schedule of expiration date and exercise price of the options outstanding
Number of Options	Exercise Price	Expiration Date
200,000	$2.46	03/31/22
50,000	$3.00	10/30/18
378,333	$3.15	03/03/19
500,000	$3.21	02/22/21
166,667	$3.45	07/28/21
6,667	$3.51	11/01/22
33,333	$3.66	03/03/19
10,417	$4.71	12/31/22
3,333	$5.55	01/29/19